STOCK BASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Allocated Share-based Compensation Expense
Employee Stock Option [Member]
Allocated Share-based Compensation Expense
Securities Underlying Non-Vested Stock [Member]
Allocated Share-based Compensation Expense	5,816,833	2,111,533
Nonvested Stock Awards [Member]
Allocated Share-based Compensation Expense
Stock Awards [Member]
Allocated Share-based Compensation Expense